Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
Assumptions
Expected term	3 - 5 years
Expected volatility	40.11% - 59.18%
Expected dividends	0%
Risk-free interest rate	0.71 – 2.40%
Forfeiture rate	0% - 5%

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of weighted average exercise price and estimated fair value of options

	Number of shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2016	4,139,241	$0.0013	$0.0004
Granted	1,305,166	0.6704	0.2108
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2016	5,444,407	0.1617	0.0508
Granted	-	-	-
Exercised	(19,681)	0.0013	0.0004
Forfeited/Cancelled	(763,418)	0.6550	0.2059
Options outstanding at December 31, 2017	4,661,307	0.0816	0.0256
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2018	4,661,307	0.0816	0.0256

Options exercisable at December 31, 2016	2,066,858	0.0013	0.0004

Options exercisable at December 31, 2017	3,148,972	0.0412	0.0129

Options exercisable at March 31, 2018	3,407,933	0.0440	0.0138

Summary of nonvested shares
	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2016	4,139,241	$0.0013
Granted	1,305,166	0.6704
Vested	(2,066,858)	0.0013
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2016	3,377,549	0.2597
Granted	-	-
Vested	(1,101,795)	0.1146
Forfeited/Cancelled	(763,418)	0.6550
Options nonvested at December 31, 2017	1,512,335	0.1663
Granted	-	-
Vested	(258,962)	0.0816
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2018	1,253,374	0.1838

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	2,060,000	5.9154	3.5401
Exercised	-	-	-
Forfeited/Cancelled	(795,000)	5.5000	3.2922
Options outstanding at December 31, 2017	1,265,000	6.1765	3.5035
Granted	-
Exercised	-
Forfeited/Cancelled	(240,000)	5.5000	3.2922
Options outstanding at March 31, 2018	1,025,000	6.3349	3.7904
Options exercisable at December 31, 2017	423,750	5.5708	3.4005
Options exercisable at March 31, 2018	204,375	5.6468	3.5168

Summary of nonvested shares

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	-	$-
Granted	2,060,000	5.9154
Vested	(423,750)	5.5708
Forfeited/Cancelled	(795,000)	5.5000
Options nonvested at December 31, 2017	841,250	6.4816
Granted	-
Vested	(20,625)	5.5000
Forfeited/Cancelled	-
Options nonvested at March 31, 2018	820,625	6.5062